Software and Equipment (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Software and Equipment [Abstract]
Leasehold improvements	$ 501,000	$ 501,000	$ 0
Internal use software	5,499,000	4,560,000	4,131,000
Computer equipment	1,657,000	1,505,000	1,463,000
Furniture and other office equipment	365,000	306,000	1,142,000
Total	8,022,000	6,872,000	6,736,000
Accumulated Depreciation	(6,042,000)	(5,735,000)	(6,296,000)
Balance, end of period	$ 1,980,000	$ 1,137,000	$ 440,000